Segment Information	12 Months Ended
Dec. 31, 2017
Segment Information
Segment Information

Note 13 - Segment Information

Seaboard has six reportable segments: Pork, CT&M, Marine, Sugar, Power and Turkey, each offering a specific product or service. Seaboard’s reporting segments are based on information used by Seaboard’s Chief Executive Officer in his capacity as chief operating decision maker to determine allocation of resources and assess performance. Each of the six segments is separately managed, and each was started or acquired independent of the other segments. The Pork segment produces and sells fresh and frozen pork products to further processors, foodservice operators, grocery stores, distributors and retail outlets throughout the U.S., and to foreign markets. This segment also produces biodiesel from pork fat and other animal fat or vegetable oil for sale to third parties. Substantially all of Seaboard’s Pork segment’s hourly employees at its Guymon, Oklahoma, processing plant are covered by a collective bargaining agreement. The CT&M segment is an integrated agricultural commodity trading, processing and logistics operation that internationally markets wheat, corn, soybean meal and other agricultural commodities in bulk to third-party customers and to non-consolidated affiliates. This segment also operates flour, maize and feed mills, baking operations, and poultry production and processing in numerous foreign countries. The Marine segment, based in Miami, Florida, provides cargo shipping services between the U.S., the Caribbean and Central and South America. The Sugar segment produces and processes sugar and alcohol in Argentina, primarily to be marketed locally. The Power segment is an unregulated independent power producer in the Dominican Republic operating a power generating barge. The Turkey segment, accounted for using the equity method, produces and sells branded and non-branded turkeys products. Total assets for the Turkey segment represents Seaboard’s investment in Butterball and primarily a note receivable from this affiliate that was repaid in December 2017. Revenues for the All Other segment are primarily derived from a jalapeño pepper processing operation. Below are significant segment events that impact financial results for the periods covered by this report.

During 2017 and 2016, the Pork segment acquired hog growing operations for total cash consideration of $40 million and $219 million, respectively. These hog operations’ results have been included in Seaboard’s consolidated financial statements from the dates of acquisition. See Note 12 for further information on these acquisitions. The Pork segment’s biodiesel plants have historically received Federal blender’s credits for the biodiesel they blend. The 2015 Tax Act signed into law in December 2015, as discussed in Note 6, renewed the Federal blender’s credit, which had previously expired on December 31, 2014, retroactively to January 1, 2015 with an expiration of December 31, 2016. As a result, in the fourth quarter of 2015 the Pork segment recognized as revenue the 2015 Federal blender’s credits of $17 million. The Federal blender’s credits were not renewed in 2017, but in February 2018 Congress retroactively extended the Federal blender’s credits for 2017. Seaboard will recognize approximately $42 million of revenue in the first quarter of 2018.

During 2017, the CT&M segment acquired an elevator in Canada for total cash consideration of $14 million. Subsequent to December 31, 2017, the CT&M segment acquired flour milling and associated businesses in Senegal, Ivory Coast and Monaco for $375 million, plus an earn-out between zero and $48 million, using the exchange rate in effect at closing. See Note 12 for further information on these transactions.

On October 28, 2016, the CT&M segment obtained control of Belarina, its non-consolidated affiliate with a flour production business in Brazil, and began including its financial results in its consolidated financial statements from the date of acquisition. See Note 12 for further details of the consolidation. In 2016, the CT&M segment reserved $16 million related to a note receivable to an affiliate that operates in the DRC. The CT&M segment historically derived a significant portion of its operating income from wheat sales to another non-consolidated affiliate in the DRC. See Note 4 for further discussion of the affiliates in the DRC.

During 2017, the Marine segment recorded a $6 million impairment on an equity method investment and related affiliate receivables. See Note 4 for further discussion of this investment.

In March 2017, the Power segment was notified by the Ministry of Environment and Natural Resources (the “Ministry”), a division within the Dominican Republic government, that it would not renew the environmental license for Seaboard’s power plant on a barge located in the Ozama River. If the license is not renewed, Seaboard would be required to find a new location by the third quarter of 2018. Seaboard’s management is in discussions with the Ministry and will vigorously defend its rights to continue to operate the barge, which is under a special dispensation from the President of the Dominican Republic, in its current location. It is not possible at this time to determine whether a favorable outcome will be reached or to estimate the charge to earnings if Seaboard has to relocate the barge.

During 2015, the Power segment recorded a receivable and interest income of $31 million for interest recognized on certain outstanding customer receivable balances. This interest income related to amounts determined to be collectible as of December 31, 2015, but previously had been considered uncollectable in prior years. This amount was fully collected by Seaboard in early January 2016.

In 2017, the Turkey segment closed its further processing plant in Montgomery, Illinois. Seaboard’s proportionate share of the restructuring charges, recognized in income (loss) from affiliates, was $18 million in 2017. See Note 4 for further discussion.

The following tables set forth specific financial information about each segment as reviewed by Seaboard’s management, except for the Turkey segment information previously disclosed in Note 4 to the consolidated financial statements. Operating income for segment reporting is prepared on the same basis as that used for consolidated operating income. Operating income, along with income (loss) from affiliates for the Pork, CT&M and Turkey segments, are used as the measures of evaluating segment performance because management does not consider interest, other investment income (loss) and income tax expense on a segment basis.

Sales to External Customers:

	Years ended December 31,
(Millions of dollars)	2017	2016	2015
Pork	$1,609	$1,443	$1,332
Commodity Trading and Milling	2,945	2,778	3,022
Marine	956	916	940
Sugar	186	147	188
Power	97	79	97
All Other	16	16	15
Segment/Consolidated Totals	$5,809	$5,379	$5,594

Operating Income (Loss):

	Years ended December 31,
(Millions of dollars)	2017	2016	2015
Pork	$188	$175	$116
Commodity Trading and Milling	25	38	2
Marine	21	33	19
Sugar	21	(12)	2
Power	9	7	7
All Other	2	2	2
Segment Totals	266	243	148
Corporate	(34)	(21)	(22)
Consolidated Totals	$232	$222	$126

Income (Loss) from Affiliates:

	Years ended December 31,
(Millions of dollars)	2017	2016	2015
Pork	$(10)	$11	$11
Commodity Trading and Milling	7	(10)	(50)
Marine	(7)	1	2
Sugar	1	2	1
Power	6	4	3
Turkey	(4)	73	103
Segment/Consolidated Totals	$(7)	$81	$70

Depreciation and Amortization:

	Years ended December 31,
(Millions of dollars)	2017	2016	2015
Pork	$69	$56	$44
Commodity Trading and Milling	10	6	5
Marine	24	26	26
Sugar	7	6	8
Power	8	8	8
Segment Totals	118	102	91
Corporate	—	—	—
Consolidated Totals	$118	$102	$91

Total Assets:

	December 31,
(Millions of dollars)	2017	2016
Pork	$1,309	$1,157
Commodity Trading and Milling	964	989
Marine	376	314
Sugar	197	166
Power	188	196
Turkey	315	493
All Other	4	6
Segment Totals	3,353	3,321
Corporate	1,808	1,434
Consolidated Totals	$5,161	$4,755

Investments in and Advances to Affiliates:

	December 31,
(Millions of dollars)	2017	2016
Pork	$231	$175
Commodity Trading and Milling	240	207
Marine	28	33
Sugar	4	4
Power	38	30
Turkey	310	324
Segment/Consolidated Totals	$851	$773

Capital Expenditures:

	Years ended December 31,
(Millions of dollars)	2017	2016	2015
Pork	$100	$69	$40
Commodity Trading and Milling	15	35	40
Marine	37	19	43
Sugar	20	33	15
Power	1	1	1
Segment Totals	173	157	139
Corporate	—	1	—
Consolidated Totals	$173	$158	$139

Administrative services provided by the corporate office are allocated to the individual segments and represent corporate services rendered to and costs incurred for each specific segment, with no allocation to individual segments of general corporate management oversight costs. Corporate assets include short-term investments, other current assets related to deferred compensation plans, fixed assets, and other miscellaneous items. Corporate operating losses represent certain operating costs not specifically allocated to individual segments and include costs related to Seaboard’s deferred compensation programs, which are offset by the effect of the mark-to-market adjustments on these investments recorded in other investment income (loss), net.

Geographic Information

Seaboard had sales in South Africa totaling $581 million, $650 million and $646 million for the years ended December 31, 2017, 2016 and 2015, respectively, representing approximately 10%,  12% and 12% of total sales for each respective year. No other individual foreign country accounted for 10% or more of sales to external customers.

The following table provides a geographic summary of net sales based on the location of product delivery:

	Years ended December 31,
(Millions of dollars)	2017	2016	2015
Caribbean, Central and South America	$2,295	$1,990	$2,112
Africa	1,483	1,572	1,606
United States	1,271	1,161	1,135
Pacific Basin and Far East	393	309	357
Canada/Mexico	238	236	242
Europe	99	40	71
All other	30	71	71
Totals	$5,809	$5,379	$5,594

The following table provides a geographic summary of Seaboard’s long-lived assets according to their physical location and primary port for the vessels:

	December 31,
(Millions of dollars)	2017	2016
United States	$784	$713
Dominican Republic	114	122
Argentina	73	67
All other	115	106
Totals	$1,086	$1,008

Management believes its allowance for doubtful accounts is adequate and reduces receivables recorded to their expected net realizable value. At December 31, 2017 and 2016, Seaboard had approximately $242 million and $214 million, respectively, of foreign receivables, excluding receivables due from affiliates, which generally represent more of a collection risk than the domestic receivables, although as of December 31, 2017 no individual material amounts were deemed to have a heightened risk of collectability.